Outstanding Loans and Leases - Purchased Loans at Acquisition Date (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Less: Accretable yield	$ 5,608	$ 6,694	$ 4,644
Federal National Mortgage Association FNMA
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required payments including interest		8,274
Less: Nonaccretable difference		2,159
Cash flows expected to be collected		6,115
Less: Accretable yield		1,125
Fair value of loans acquired		$ 4,990